capital structure financial policies - Calculation of free cash flow, and its reconciliation to cash provided by operating activities (Details) (Details) $ in Millions, $ in Millions	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Jun. 30, 2025 CAD ($)
Cash provided by operating activities
EBITDA				$ (3,110)	$ (3,423)	$ (6,609)		$ (6,922)	$ (6,949)
Restructuring and other costs, net of disbursements						273			(26)
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment mobile device financing						19			(157)
Cash Provided By Operating Activities Before Income Taxes						5,326			5,212
Items from the Consolidated statements of cash flows:
Share-based compensation, net of employee share purchase plan cash outflows						148			164
Net employee defined benefit plans expense	$ 18	$ 14		31	29	62			68
Employer contributions to employee defined benefit plans	(4)	(5)		(9)	(10)	(22)			(18)
Gain on contributions of real estate to joint ventures						(51)			(65)
(Income) loss from equity accounted investments, net									6
Gain on purchase of long-term debt						(303)
Interest paid	(450)	(308)		(880)	(679)	(1,585)			(1,360)
Interest received	20	17		45	22	76			34
Other						(137)			(133)
Capital expenditures						237			(250)
Capital expenditure for acquisition from related party									93
Related party construction credit facility repayment made concurrent with capital expenditure for acquisition from related party						26
Income taxes paid, net of refunds						(311)			(460)
Cash provided by operating activities	$ 1,342	$ 1,166		$ 2,392	$ 2,243	5,015			4,752
Difference
Effect of non-discretionary lease principal						(473)			(698)
Items from the Consolidated statements of cash flows:
Share-based compensation, net of employee share purchase plan cash outflows						5			13
Gain on contributions of real estate to joint ventures						51			65
Gain on purchase of long-term debt						303
Other						137			133
Other working capital items						(237)			250
Capital expenditures (excluding acquisition from related party)						(2,630)			(2,391)
Capital expenditure for acquisition from related party									(93)
Related party construction credit facility repayment made concurrent with capital expenditure for acquisition from related party and similar									94
Difference before income taxes						(2,818)			(2,627)
Income taxes paid, net of refunds						116
Difference						(2,702)			(2,627)
Free cash flow
EBITDA						6,609			6,949
Restructuring and other costs, net of disbursements						273			(26)
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment mobile device financing						19			(157)
Effect of non-discretionary lease principal						(473)			(698)
Free cash flow before income taxes						2,508			2,585
Items from the Consolidated statements of cash flows:
Share-based compensation, net of employee share purchase plan cash outflows						153			177
Net employee defined benefit plans expense						62			68
Employer contributions to employee defined benefit plans						(22)			(18)
(Income) loss from equity accounted investments, net									6
Interest paid						(1,585)			(1,360)
Interest received						76			34
Capital expenditures (excluding acquisition from related party)						(2,630)			(2,391)
Related party construction credit facility repayment made concurrent with capital expenditure for acquisition from related party and similar						26			94
Income taxes paid, net of refunds						(195)			(460)
Free cash flow						$ 2,313			$ 2,125
Lease principal replaced through discretionary prepayment			$ 849				$ 0